Lease liability - IFRS 16 Impact (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Principal payments of lease liabilities	$ 2,053
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest on lease liabilities	1,383
Income from sub-leasing right-of-use assets	1,556
Expenses relating to short-term leases	179
Interest paid	1,383
Principal payments of lease liabilities	2,053
Cash outflow for leases	$ 3,615